BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Summary (Details) $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / shares	Dec. 31, 2021 COP ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / $
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 19,692,638			$ 8,551,558
Year end exchange rate, U.S. dollar into Colombian pesos		4,810.20	4,810.20		3,981.16	3,981.16	3,432.50
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	4,918,418			4,816,609
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 14,774,220			$ 3,734,949